Additional cash flow information (Tables)	12 Months Ended
Dec. 31, 2018
Statement of cash flows [abstract]
Schedule of reconciliation of changes in liabilities arising from financing activities
The following table provides a reconciliation of changes in liabilities arising from financing activities.

	NOTE	DEBT DUE WITHIN ONE YEAR AND LONG-TERM DEBT	DERIVATIVE TO HEDGE FOREIGN CURRENCY ON DEBT (1)	DIVIDENDS PAYABLE	OTHER LIABILITIES	TOTAL
January 1, 2018		23,393	54	678	—	24,125
Cash flows from (used in) financing activities
Decrease in notes payable		(241)	118	—	—	(123)
Issue of long-term debt		2,996	—	—	—	2,996
Repayments of long-term debt		(2,713)	—	—	—	(2,713)
Cash dividends paid on common and preferred shares		—	—	(2,828)	—	(2,828)
Cash dividends paid by subsidiaries to non-controlling interests	33	—	—	(16)	—	(16)
Other financing activities		(42)	—	—	(35)	(77)
Total cash flows from (used in) financing activities excluding equity		—	118	(2,844)	(35)	(2,761)

Non-cash changes arising from
Finance lease additions		414	—	—	—	414
Dividends declared on common and preferred shares		—	—	2,856	—	2,856
Dividends declared by subsidiaries to non-controlling interests		—	—	5	—	5
Effect of changes in foreign exchange rates		341	(341)	—	—	—
Business acquisitions		96	—	—	—	96
Other		161	—	(4)	35	192
Total non-cash changes		1,012	(341)	2,857	35	3,563
December 31, 2018		24,405	(169)	691	—	24,927
(1) Included in Other current assets and Other non-current assets in the statements of financial position.

	NOTE	DEBT DUE WITHIN ONE YEAR AND LONG-TERM DEBT	DERIVATIVE TO HEDGE FOREIGN CURRENCY ON DEBT (1)	DIVIDENDS PAYABLE	OTHER LIABILITIES	TOTAL
January 1, 2017		21,459	(31)	617	—	22,045
Cash flows from (used in) financing activities
Increase in notes payable		452	(119)	—	—	333
Issue of long-term debt		3,011	—	—	—	3,011
Repayments of long-term debt		(2,653)	—	—	—	(2,653)
Cash dividends paid on common and preferred shares		—	—	(2,639)	—	(2,639)
Cash dividends paid by subsidiaries to non-controlling interests	33	—	—	(34)	—	(34)
Other financing activities		(44)	6	—	(22)	(60)
Total cash flows from (used in) financing activities excluding equity		766	(113)	(2,673)	(22)	(2,042)

Non-cash changes arising from
Finance lease additions		339	—	—	—	339
Dividends declared on common and preferred shares		—	—	2,692	—	2,692
Dividends declared by subsidiaries to non-controlling interests		—	—	45	—	45
Effect of changes in foreign exchange rates		(198)	198	—	—	—
Business acquisitions	3	972	—	—	—	972
Other		55	—	(3)	22	74
Total non-cash changes		1,168	198	2,734	22	4,122
December 31, 2017		23,393	54	678	—	24,125

(1) Included in Other current assets and Trade payables and other liabilities in the statements of financial position.